Bank Loans and Other Debt (Details Textual) ¥ in Millions													1 Months Ended																															6 Months Ended	12 Months Ended
		Nov. 01, 2016 USD ($)	Oct. 12, 2016 USD ($)	Oct. 12, 2016 CNY (¥)	Sep. 13, 2016 USD ($)	Sep. 13, 2016 CNY (¥)	Jul. 14, 2016 USD ($)	Jul. 14, 2016 CNY (¥)	Mar. 08, 2016 USD ($)	Nov. 05, 2015 USD ($)	Jun. 04, 2015 USD ($)	Nov. 05, 2014 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Sep. 28, 2016 USD ($)	Sep. 28, 2016 CNY (¥)	Sep. 27, 2016 USD ($)	Sep. 27, 2016 CNY (¥)	Sep. 26, 2016 USD ($)	Sep. 26, 2016 CNY (¥)	Aug. 30, 2016 USD ($)	Aug. 30, 2016 CNY (¥)	Aug. 24, 2016 USD ($)	Aug. 24, 2016 CNY (¥)	Jul. 27, 2016 USD ($)	Jul. 27, 2016 CNY (¥)	Jul. 26, 2016 USD ($)	Jun. 27, 2016 USD ($)	Jun. 27, 2016 CNY (¥)	May 25, 2016 USD ($)	May 25, 2016 CNY (¥)	Mar. 22, 2016 USD ($)	Mar. 22, 2016 CNY (¥)	Feb. 29, 2016 USD ($)	Feb. 29, 2016 CNY (¥)	Nov. 30, 2015 CNY (¥)	Oct. 28, 2015 USD ($)	Oct. 26, 2015 USD ($)	Oct. 26, 2015 CNY (¥)	Sep. 30, 2015	Sep. 18, 2015 CNY (¥)	Mar. 17, 2015 USD ($)	Mar. 17, 2015 CNY (¥)	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Nov. 01, 2016 CNY (¥)	Oct. 14, 2016 USD ($)	Oct. 14, 2016 CNY (¥)	Aug. 12, 2016 USD ($)	Aug. 12, 2016 CNY (¥)	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	Jul. 26, 2016 CNY (¥)	Jun. 24, 2016 USD ($)	Jun. 24, 2016 CNY (¥)	May 03, 2016 USD ($)	May 03, 2016 CNY (¥)	Mar. 08, 2016 CNY (¥)	Nov. 05, 2015 CNY (¥)	Sep. 18, 2015 USD ($)	Sep. 18, 2015 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 04, 2015 CNY (¥)	May 20, 2015 USD ($)	May 06, 2015 USD ($)	May 06, 2015 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Line of Credit Facility [Line Items]
Proceeds from Issuance of Debt																																													$ 45,462,000	$ 21,312,000	$ 17,837,000
Loans Payable, Current, Total																																													0	1,861,000
Deferred Government Grants Current And Noncurrent																																													$ 4,730,000	$ 5,932,000
Short-term Debt, Weighted Average Interest Rate																																													4.73%	5.23%	6.46%	4.73%
Interest Costs Incurred, Total																																													$ 1,841,000	$ 2,059,000	$ 3,374,000
Interest Costs Capitalized																																														0	$ 0
Proceeds from Lines of Credit							$ 1,368,000	¥ 9.5													$ 1,426,000	¥ 9.9			$ 1,426,000	¥ 9.9		$ 1,426,000	¥ 9.9	$ 1,426,000	¥ 9.9			$ 1,368,000	¥ 9.5
Repayments of Lines of Credit																									$ 1,368,000
Repayments of Notes Payable | ¥																										¥ 9.5
Short-term Debt [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																																																																						$ 17,284,000	¥ 120.0
Sinovac Dalian [Member]
Line of Credit Facility [Line Items]
Proceeds from Issuance of Debt																	$ 7,982,000	¥ 55.4
China Merchants Bank One [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												4.57%
China Merchants Bank One [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount												$ 3,087,000																																													$ 4,321,000	¥ 30.0				¥ 20.0
Debt Instrument, Basis Spread on Variable Rate												5.00%
Debt Instrument, Interest Rate, Effective Percentage																																																									4.35%	4.35%
Debt Instrument, Collateral Amount										$ 35,000,000		$ 5,403,000
Debt Instrument Guarantee Fee										$ 400,000		$ 62,000
Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																								4.35%
Proceeds from Issuance of Debt																																				¥ 9.5	$ 1,467,000				¥ 9.5
Bank Of China [Member] | Sinovac Dalian [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			5.79%	5.79%													5.79%	5.79%														6.01%	6.01%					6.01%	6.01%			6.955%	6.955%
Proceeds from Issuance of Debt			$ 720,000	¥ 5.0															$ 720,000	¥ 5.0												$ 720,000	¥ 5.0					$ 772,000	¥ 5.0
Debt Instrument, Description of Variable Rate Basis			144.2 base points	144.2 base points															144.2 base points	144.2 base points
China Construction Bank One [Member]
Line of Credit Facility [Line Items]
Loans Payable, Current, Total	[1]																																												3,028,000	0
Beijing Zhongguancun Development Group [Member]
Line of Credit Facility [Line Items]
Loans Payable, Current, Total	[2]																																												0	1,861,000
Citi Bank [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																																											$ 4,321,000	¥ 30.0
Debt Instrument, Interest Rate, Stated Percentage																																																											4.35%	4.35%
Proceeds from Lines of Credit			$ 547,000	¥ 3.8	$ 547,000	¥ 3.8	$ 1,258,000	¥ 8.7							$ 551,000	¥ 3.8							$ 216,000	¥ 1.5
Repayments of Lines of Credit			$ 463,000	¥ 3.2									$ 547,000	¥ 3.8
China Construction Bank [Member] | Long-term Debt [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																													$ 3,028,000			¥ 21.0		$ 7,202,000	¥ 50.0
Debt Instrument, Basis Spread on Variable Rate																																													5.00%
Debt Instrument, Interest Rate, Effective Percentage																																													4.51%			4.51%
Line of Credit Facility, Maximum Borrowing Capacity																																																																						$ 10,082,000	¥ 70.0
China Construction Bank [Member] | Sinovac Beijing [Member] | Long-term Debt [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																													$ 14,378,000			¥ 99.9
Term Loan For Funding Vaccine Research Project [Member] | Beijing Zhongguancun Development Group [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																													$ 1,861,000			¥ 12.0																								$ 930,000	¥ 6.0	$ 931,000	¥ 6.0
Debt Instrument, Basis Spread on Variable Rate																																													0.36%
Debt Instrument, Interest Rate, Stated Percentage																																													0.36%			0.36%
Deferred Government Grants Current And Noncurrent																																														$ 358,000
Short Term And Long Term Bank Loans [Member]
Line of Credit Facility [Line Items]
Debt, Weighted Average Interest Rate																																													4.73%	4.83%	6.22%	4.73%
Bank Term Loan Drawn On October 2015 [Member] | Bank Of China [Member] | Sinovac Dalian [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																										30.00%	30.00%
Proceeds from Issuance of Debt																																										$ 772,000	¥ 5.0
Bank Term Loan Drawn On June 2015 [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Covenant Description																																													Pursuant to the covenants set out in the bank loan agreement, Sinovac Beijings debt to total assets ratio must not be higher than 80%, current ratio must not be lower than 0.8, contingent liabilities must not be higher than $23,189 (RMB 161 million) and contingent liabilities as a percentage of total shareholders equity must not be higher than 50%.
Bank Term Loan Drawn On June 2015 [Member] | China Merchants Bank One [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																											$ 2,218,000																													¥ 15.4
Bank Term Loan Drawn On June 2015 [Member] | China Merchants Bank One [Member] | Sinovac Biotech Company Ltd [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount		$ 4,321,000																																										$ 4,631,000					¥ 30.0																		¥ 30.0
Debt Instrument, Basis Spread on Variable Rate																																												15.00%
Debt Instrument, Interest Rate, Effective Percentage		5.00%																																										5.58%					5.00%																		5.58%
Bank Term Loan Drawn On June 2015 [Member] | China Merchants Bank One [Member] | Sinovac Biotech Company Ltd [Member] | Prime Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate		15.00%
Bank Term Loan Drawn On June 2015 [Member] | China Merchants Bank One [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount									$ 7,202,000																		$ 7,202,000																		$ 14,378,000			¥ 99.9				$ 576,000	¥ 4.0			¥ 50.0					¥ 50.0							¥ 50.0
Debt Instrument, Basis Spread on Variable Rate									5.00%		5.00%																5.00%
Debt Instrument, Interest Rate, Effective Percentage									4.57%																		4.13%																													4.13%					4.57%
Debt Instrument, Collateral Amount											$ 105,100
Debt Instrument, Covenant Description																																													debt to total assets ratio must not be higher than 80%, current ratio must not be lower than 0.8, contingent liabilities must not be higher than $23,189 (RMB 161 million) and contingent liabilities as a percentage of total shareholders equity must not be higher than 50%.
Bank Term Loan Drawn On June 2015 [Member] | China Construction Bank One [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount											$ 7,719,000
Debt Instrument, Basis Spread on Variable Rate											5.36%
Debt Instrument, Collateral Amount											$ 16,229,000
Debt Instrument, Covenant Description																																													the debt to total assets ratio must not be higher than 80%, the current ratio must not be lower than 0.8, contingent liabilities must not be higher than $24,830 (RMB 161 million) and contingent liabilities as a percentage of total shareholders equity must not be higher than 50%.
Bank Term Loan Drawn On July 2015 [Member] | Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																																¥ 17.2						$ 5,714,000	¥ 39.7											¥ 4.9			$ 6,913,000
Debt Instrument, Interest Rate, Effective Percentage																																																						4.75%	4.75%										5.25%	5.25%
Debt Instrument, Collateral Amount																																													$ 2,468,000
Loans Payable, Current, Total																																																																	$ 756,000
Bank Term Loan Drawn On November 2015 [Member] | Bank Of Beijing [Member] | Sinovac Beijing [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount																																																															$ 7,202,000	¥ 50.0

[1]	On May 6, 2015, Sinovac Beijing entered into a maximum credit facility of $10,082 (RMB 70 million) with China Construction Bank to finance construction of the Sabin inactivated polio vaccine facilities. On October 14, 2016, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $7,202 (RMB 50 million) with a term from October 2016 to October 2021. The loan bears interest at 5% below the prime rate of a five-year term loan published by the People’s Bank of China, adjusted every 12 month, currently at 4.51%. Interest is payable quarterly and the loan is payable on October 13, 2021. $3,028 (RMB 21.0 million) was drawn in 2016. Pursuant to the covenants set out in the bank loan agreement, Sinovac Beijing’s debt to total assets ratio must not be higher than 80%, current ratio must not be lower than 0.8, contingent liabilities must not be higher than $23,189 (RMB 161 million) and contingent liabilities as a percentage of total shareholders’ equity must not be higher than 50%. The Company was in compliance with such covenants as of December 31, 2016. Prepaid land lease payment and buildings of the Changping facilities of Sinovac Beijing with a net book value of $14,378 (RMB 99.9 million) were pledged as collateral.
[2]	The Loan from Beijing Zhongguancun Development Group in the aggregate principal amount of $1,861 (RMB 12 million) was for funding the EV71 vaccine research project of Sinovac Beijing. The total loan was $1,861 (RMB 12 million) bearing interest at 0.36% per year. $931 (RMB 6 million) was received in 2012 and $930 (RMB 6 million) was received in 2013. The loan was repaid on February 22, 2016. Fair value differential of $358 (between the face value and the fair value using the effective interest rate method at the Company's borrowing rate) was recorded as a current deferred government grant as of December 31, 2015 (note 15), and was recognized as government grant income for the year ended December 31, 2016.